Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Leases
8.	Leases:

Lease balances consisted of the following:

	June 30, 2026	December 31, 2025
Right-of-use assets	$2,706	$2,918
Lease liabilities, current	$390	$454
Lease liabilities, non-current	3,875	4,233
Total operating lease liabilities	$4,265	$4,687

The Company leases its office and lab facilities and certain office equipment under non-cancellable operating leases with various lease terms. As of June 30, 2026, non-cancellable leases expire at the end of 2032.

As of June 30, 2026, the weighted average remaining lease term is 6.5 years (2025 – 7.0 years).

8.	Leases (continued):

As the implicit rate is not available to the Company, it determined its incremental borrowing rate and used this as the discount rate for its lease calculations. The incremental borrowing rate is based on the Company’s borrowing rate and adjusted for payment structure, the securitized nature of the lease, the term of the lease and the economic environment of the lease. As of June 30, 2026, the weighted average discount rate was 11.35% (December 31, 2025 - 11.35%).

Maturities of operating lease liabilities were as follows as of June 30, 2026:

Fiscal year ending:
2026	$413
2027	838
2028	947
2029	947
Thereafter	2,841
Future minimum payments	5,986
Impact of discounting	(1,721)
Total	$4,265

8.Leases:

Lease balances consisted of the following:

	As of December 31
	2025	2024
Right-of-use assets	$2,918	$3,278
Lease liabilities, current	$454	$597
Lease liabilities, non-current	4,233	4,410
Total operating lease liabilities	$4,687	$5,007

The Company leases its office and lab facilities and certain office equipment under non-cancellable operating leases with various lease terms. As of December 31, 2025, non-cancellable leases expire at the end of 2032.

The Company’s office and lab facilities leases include renewal options to extend the lease term from five to nine years. The Company has not included any renewal options when calculating the lease periods as these options are not reasonably certain of being exercised. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognizes operating lease costs on a straight-line basis over the lease period. Operating lease costs for short-term leases were not material during the years ended December 31, 2025 and 2024. Operating lease expense incurred for the years ended December 31, 2025 and 2024 was $757 and $960, respectively, of which $226 and $352, respectively, consisted of the depreciation of right-of-use assets.

8.	Leases: (continued)

At December 31, 2025, the weighted average remaining lease term is 7 years (2024 – 7.5 years).

As the implicit rate is not available to the Company, it determined its IBR and used this as the discount rate for its lease calculations. The IBR is based on the Company’s borrowing rate and adjusted for payment structure, the securitized nature of the lease, the term of the lease and the economic environment of the lease. At December 31, 2025, the weighted average discount rate was 11.35% (2024 - 11.15%).

Maturities of operating lease liabilities were as follows as of December 31, 2025:

Fiscal year ending:
2026	$933
2027	870
2028	983
2029	983
2030	983
Thereafter	1,966
Future minimum payments	6,718
Impact of discounting	(2,031)
Total	$4,687